COMMON STOCK OPTIONS (Details 1) (USD $)	Jul. 01, 2012	Jun. 30, 2012 Decimal	Dec. 31, 2011	Dec. 31, 2010
Additional information related to common stock options outstanding and exercisable
Outstanding, number of shares		3,696,548	4,167,584	4,616,000
Outstanding, weighted average remaining contractual life		6.67
Outstanding, weighted average exercise price	$ 0.83	$ 0.63	$ 0.62	$ 0.47
Exercisable, number of shares	60,000	2,515,678	2,876,714
Exercisable, weighted average exercise price		$ 0.66	$ 0.58
ExercisePrice0Point13Member
Additional information related to common stock options outstanding and exercisable
Outstanding, number of shares		15,000
Outstanding, weighted average remaining contractual life		2.92
Outstanding, weighted average exercise price		$ 0.13
Exercisable, number of shares		15,000
Exercisable, weighted average exercise price		$ 0.13
ExercisePrice0Point17Member
Additional information related to common stock options outstanding and exercisable
Outstanding, number of shares		675,000
Outstanding, weighted average remaining contractual life		7.11
Outstanding, weighted average exercise price		$ 0.17
Exercisable, number of shares		675,000
Exercisable, weighted average exercise price		$ 0.17
ExercisePrice0Point50Member
Additional information related to common stock options outstanding and exercisable
Outstanding, number of shares		1,402,500
Outstanding, weighted average remaining contractual life		8.07
Outstanding, weighted average exercise price		$ 0.50
Exercisable, number of shares		472,500
Exercisable, weighted average exercise price		$ 0.5
ExercisePrice0Point67Member
Additional information related to common stock options outstanding and exercisable
Outstanding, number of shares		318,000
Outstanding, weighted average remaining contractual life		0.5
Outstanding, weighted average exercise price		$ 0.67
Exercisable, number of shares		318,000
Exercisable, weighted average exercise price		$ 0.67
ExercisePrice0Point83Member
Additional information related to common stock options outstanding and exercisable
Outstanding, number of shares		316,464
Outstanding, weighted average remaining contractual life		9.89
Outstanding, weighted average exercise price		$ 0.83
Exercisable, number of shares		96,464
Exercisable, weighted average exercise price		$ 0.83
ExercisePrice0Point95Member
Additional information related to common stock options outstanding and exercisable
Outstanding, number of shares		573,000
Outstanding, weighted average remaining contractual life		4.57
Outstanding, weighted average exercise price		$ 0.95
Exercisable, number of shares		573,000
Exercisable, weighted average exercise price		$ 0.95
ExercisePrice1Point05Member
Additional information related to common stock options outstanding and exercisable
Outstanding, number of shares		30,870
Outstanding, weighted average remaining contractual life		9.44
Outstanding, weighted average exercise price		$ 1.05
Exercisable, number of shares
Exercisable, weighted average exercise price		$ 1.05
ExercisePrice1Point17Member
Additional information related to common stock options outstanding and exercisable
Outstanding, number of shares		165,000
Outstanding, weighted average remaining contractual life		5.56
Outstanding, weighted average exercise price		$ 1.17
Exercisable, number of shares		165,000
Exercisable, weighted average exercise price		$ 1.17
ExercisePrice1Point33Member
Additional information related to common stock options outstanding and exercisable
Outstanding, number of shares		165,000
Outstanding, weighted average remaining contractual life		6.42
Outstanding, weighted average exercise price		$ 1.33
Exercisable, number of shares		165,000
Exercisable, weighted average exercise price		$ 1.33
ExercisePrice1Point40Member
Additional information related to common stock options outstanding and exercisable
Outstanding, number of shares		35,714
Outstanding, weighted average remaining contractual life		8.94
Outstanding, weighted average exercise price		$ 1.40
Exercisable, number of shares		35,714
Exercisable, weighted average exercise price		$ 1.4